1. Summary of Significant Accounting Policies and Use of Estimates: Net Loss per Share (Details) - shares	3 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	732,000	732,000